INVENTORIES, NET	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 4:	INVENTORIES, NET

	December 31,
	2022	2021
Raw materials, parts and supplies	$1,726	$1,947
Finished products	1,685	1,614

	$3,411	$3,561

As of December 31, 2022 and 2021, inventory is presented net of write offs for slow inventory in the amount of approximately $2,215 and $2,196, respectively.